Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany transactions and balances have been eliminated upon consolidation. All foreign currency amounts in the condensed consolidated statement of operations and comprehensive loss have been translated using an average rate for the reporting period. All foreign currency balances in the balance sheet have been translated using the spot rate at the end of the reporting period. All figures expressed, except share amounts, are in U.S. dollars in millions.

The Company presents its financial statements on a consolidated basis including all of its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated. All foreign currency amounts in the statements of operations and comprehensive loss have been translated using an average rate for the reporting period. All foreign currency balances in the balance sheet have been translated using the spot rate at the end of the year. All figures expressed, except share amounts, are represented in U.S. dollars in millions.

Use of estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates estimates, including those related to contingent assets and liabilities as of the date of the financial statements as well as the reported amounts of revenue and expense during the reporting period. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the condensed consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates reflected in the Company’s condensed consolidated financial statements include, but are not limited to, reserves for loss and loss adjustment expense, reinsurance recoverables on unpaid losses, valuation allowance on deferred tax assets and valuation on stock-based compensation prior to the Company’s Initial Public Offering (the “IPO”).

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. All revisions to accounting estimates are recognized in the period in which the estimates are revised. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, reserves for loss and loss adjustment expense, reinsurance recoverable on unpaid losses, the fair values of investments, valuation allowance on deferred tax assets and the valuation of stock-based compensation.

Segment information

Segment information

The Company’s chief operating decision maker is the Chief Executive Officer. The chief operating decision maker manages operations, allocates resources, and evaluates financial performance on a company-wide basis. The Company operates in one reporting segment within the United States and Europe, providing insurance products to customers through various sales channels.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash

The following represents the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and December 31, 2020 ($ in millions):

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$319.4	$570.8
Restricted cash	0.2	0.6
Total cash, cash equivalents and restricted cash	$319.6	$571.4

Cash and cash equivalents consist primarily of bank deposits and money market accounts with maturities of three months or less at the date of acquisition and are stated at cost, which approximates fair value. The Company’s restricted cash relates to security deposits for office leases in Israel. The carrying value of restricted cash approximates fair value.

Cash consists primarily of cash on hand and bank deposits. Cash equivalents consist primarily of money market accounts with maturities of three months or less at the date of acquisition and are stated at cost, which approximates fair value. The Company’s restricted cash relates to security deposits for office leases in Israel. The carrying value of restricted cash approximates fair value.

Investments

Investments

Investments consist of bonds and short-term investments. The Company considers all of its marketable bonds as available-for-sale. Bonds consist of securities with an initial fixed maturity of more than one year. Bonds are principally carried at fair value. Unrealized gains and losses related to bonds are included in accumulated other comprehensive income as a separate component of stockholders’ equity (deficit). The discount or premium on bonds is amortized using the effective yield method. Short-term investments, which may include commercial paper, certificates of deposit, and fixed maturity investments with an initial maturity of one year or less, are carried at amortized cost, which approximates fair value.

The fair value of bonds is principally derived from market price data for identical assets from exchange or dealer markets and from market observable inputs such as interest rates and yield curves that are observable at commonly quoted intervals. For certain bonds for which market prices are not readily available, market values are principally estimated using values obtained from independent pricing services, broker quotes and internal estimates.

Realized gains or losses on the sale of investments are determined on the basis of specific identification. In addition, where declines in the fair value of securities below cost or amortized cost were considered to be an other-than-temporary impairment ("OTTI"), a realized loss would be recorded for the difference between cost or amortized cost and estimated fair value of such securities. Estimates of fair value are subjective and actual realizations will be dependent upon future events.

The Company continually monitors the difference between cost and the estimated fair value of its investments, which involves uncertainty as to whether declines in value are temporary in nature. The analysis of any individual security’s decline in value is performed in its functional currency.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. The Company considers relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security is other than temporary. Relevant facts and circumstances considered include:

●	the extent and length of time the fair value has been below cost;

●	the reasons for the decline in value; the financial position and access to capital of the issuer, including the current and future impact of any specific events; for structured securities, the adequacy of the expected cash flows; and
●	for fixed maturities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then any other-than-temporary impairment identified is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an OTTI is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

For debt securities in an unrealized loss position as of the end of each period which meet the criteria for evaluation, the Company develops a best estimate of the present value of expected cash flows to determine if it will recover all amounts due according to the contractual terms of the security in effect at the date of acquisition. If the Company determines that it will not recover all amounts due according to the contractual terms of the debt security as of the date of acquisition, the Company records an OTTI loss in earnings equal to the difference between the present value of expected cash flows and the current amortized cost basis of the security.

In developing the expected recovery analysis for debt securities, the Company reviews business prospects, credit ratings and available information from asset managers and rating agencies for individual securities.

If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists.

Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. In periods subsequent to the recognition of OTTI loss for bonds, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security based on the amount and timing of estimated future cash flows.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date. Fair value measurements are not adjusted for transaction costs. In addition, a three-tiered hierarchy for inputs is used in management’s determination of fair value of financial instruments that emphasizes the use of observable inputs over the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are market participant assumptions based on market data obtained from sources independent of the Company. Unobservable inputs are the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances. In assessing the appropriateness of using observable inputs in making its fair value determinations, the Company considers whether the market for a particular security is "active" or not based on all the relevant facts and circumstances.

To determine the fair value of its investments, the Company utilizes third-party valuation service providers to gather, analyze and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, interest rate yield curves, credit spreads, currency rates and other market observable information, as applicable. The valuation models consider, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued including its term, interest rate, credit rating, industry sector and, when applicable, collateral quality and other issue or issuer specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

As a basis for considering such assumptions, a three-tier value hierarchy is used in management’s determination of fair value based on the reliability and observability of inputs as follows:

Level 1 — Valuations are based on unadjusted quoted prices in active markets that the Company has the ability to access for identical, unrestricted assets and do not involve any meaningful degree of judgment. An active market is defined as a market where transactions for the financial instrument occur with sufficient frequency and volume to provide pricing information on an ongoing basis;

Level 2 — Valuations are based on direct and indirect observable inputs other than quoted market prices included in Level 1. Level 2 inputs include quoted prices for similar assets in active markets and inputs other than quoted prices that are observable for the asset, such as the terms of the security and market-based inputs;

Level 3 — Valuations are based on techniques that use significant inputs that are unobservable. The valuation of Level 3 assets and liabilities requires the greatest degree of judgment. These measurements may be made under circumstances in which there is little, if any, market activity for the asset or liability. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company’s fair value measurements include investments, preferred stock warrants and stock options.

Concentrations of credit risk

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are held with financial institutions of high quality. Balances may exceed the amount of insurance provided on such balances.

Premium receivable

Premium receivable

Premium receivable is reported net of an allowance for estimated uncollectible premium amounts. Such allowance is based upon an ongoing review of amounts outstanding, length of collection periods, the creditworthiness of the insured and other relevant factors. Amounts deemed to be uncollectible are written off against the allowance. The Company recorded an allowance for doubtful accounts of $0.5 million and $0.2 million as of December 31, 2020 and 2019, respectively.

Reinsurance

Reinsurance

Reinsurance is used to mitigate the exposure to losses, manage capacity and protect capital resources. Reinsuring loss exposures does not relieve the Company from its obligations to policyholders. Reinsurance recoverable, including amounts related to incurred but not reported claims (“IBNR”) and prepaid reinsurance premium, is reported as assets. To minimize exposure to losses related to a reinsurer’s inability to pay, the financial condition of such reinsurer is evaluated initially upon placement of the reinsurance and periodically thereafter. In addition to considering the financial condition of a reinsurer, the collectability of the reinsurance recoverable is evaluated based upon a number of other factors. Such factors include the amounts outstanding, length of collection periods, disputes, any collateral or letters of credit held and other relevant factors. To the extent that an allowance for uncollectible reinsurance recoverable is established, amounts deemed to be uncollectible would be written off against the allowance for estimated uncollectible reinsurance recoverable. The Company currently has no allowance for uncollectible reinsurance recoverable.

Ceded premium written is recorded in accordance with the applicable terms of the reinsurance contracts and ceded premium earned is charged against revenue over the period of the reinsurance contracts. Ceded losses incurred reduce net loss and loss adjustment expense (“LAE”) incurred over the applicable periods of the reinsurance contracts with third-party reinsurers.

Amounts recoverable from reinsurers are estimated in a manner consistent with the liability associated with the reinsured business and consistent with the terms of the underlying contract.

The ceding of insurance does not legally discharge the Company from its primary liability for the full amount of the policy coverage, and therefore the Company will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance agreement. To minimize exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.

Prepaid reinsurance premiums represents the unearned portion of premiums ceded to reinsurers. Funds held under reinsurance treaties represent amounts retained by the Company on behalf of the reinsurer based on terms of the reinsurance agreements.

Deferred acquisition costs

Deferred offering costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction to the carrying value of stockholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of such offering. In connection with the IPO, the Company incurred total offering costs of $32.4 million, of which $28.9 million was recorded as a reduction to gross proceeds, and $3.5 million was recognized as a component of general and administrative expense in 2019. On January 14, 2021, the Company completed a Follow-on Offering of common stock, as defined and discussed in detail in Note 9, which generated net proceeds of $525.7 million, after deducting underwriting discounts and offering costs. On February 1, 2021, the underwriters exercised their option to purchase additional shares, and generated additional net proceeds to us of $114.6 million. Deferred offering costs from the Follow-on Offering amounted to $0.4 million.

Deferred acquisition costs

Direct acquisition expenses, which primarily consist of premium taxes, related to each policy the Company writes are deferred and amortized to expense in proportion to the premium earned, generally over a period of one year. Deferred acquisition costs are reviewed at least annually to determine their recoverability from future income. If any such costs are determined not to be recoverable they are charged to expense. Anticipated net loss and LAE and estimated remaining costs of servicing contracts are considered when evaluating recoverability of deferred acquisition costs. The amount of deferred acquisition costs amortized to income was $4.9 million, $2.1 million, and $0.7 million for the years ended December 31, 2020, 2019, and 2018 respectively, and are included in other insurance expense on the consolidated statements of operations and comprehensive loss.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets at the following rates:

Years
Computers and electronic equipment	3
Furniture and equipment	6
Leasehold improvements	Shorter of lease term or useful life

Capitalized internal use software

Capitalized internal use software

The Company defers certain costs related to the development of internal use software, which are incurred during the application development stage, and amortizes them over the software’s estimated useful life. The amounts capitalized include employee payroll and payroll-related costs directly associated with the development activities. The Company’s policy is to amortize capitalized costs using the straight-line method over the estimated useful life, which is currently two years, beginning when the software is substantially complete and ready for its intended use. Costs incurred in the preliminary and post-implementation stages of the Company’s products are expensed as incurred.

Intangible assets

Intangible assets

Indefinite-lived intangible assets are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that the assets may be impaired. The annual impairment test for indefinite-lived intangible assets may be completed through a qualitative assessment to determine if the fair value of the indefinite-lived intangible assets is more likely than not greater than the carrying amount. The Company may elect to bypass the qualitative assessment, or if a qualitative assessment indicates it is more likely than not that the estimated carrying value exceeds the fair value, the Company will test for impairment using a quantitative process. If the Company determines that impairment of its intangible assets may exist, the amount of impairment loss is measured as the excess of carrying value over fair value. The estimates in the determination of the fair value of indefinite-lived intangible assets include the anticipated future revenues of the Company and the resulting cash flows. As of December 31, 2020 and 2019, there were no circumstances that indicate that the carrying amount of intangible assets deemed to have an indefinite useful life may not be recoverable.

Unpaid loss and loss adjustment expense

Unpaid loss and loss adjustment expense

The reserves for loss and LAE represent management’s best estimate of the ultimate cost of all reported and unreported loss incurred through the balance sheet date. Unpaid loss and LAE are based upon the assumption that past developments are an appropriate indicator of future events. The IBNR portion of unpaid loss and LAE is based on past experience and other factors. The methods of making such estimates and for establishing the resulting reserves are periodically reviewed and updated. Any resulting adjustments are reflected in income. Unpaid loss and LAE consists of the estimated ultimate cost of settling claims incurred within the reporting period (net of related reinsurance recoverable), including IBNR claims, plus changes in estimates of prior period losses. The Company reports its unpaid loss and LAE on an undiscounted basis.

The estimation of the liability for unpaid loss and LAE is inherently complex and subjective, especially in view of changes in the legal and economic environment, which impact the development of unpaid loss and LAE, and therefore quantitative techniques frequently have to be supplemented by subjective considerations and managerial judgment. In addition, trends that have affected development of liabilities in the past may not necessarily occur or affect liability development to the same degree in the future. Therefore, there can be no assurance that the ultimate liability will not materially differ from amounts reserved with a resulting material effect on the operating results of the Company.

The unpaid loss and loss adjustment expense estimate is generally calculated by first projecting the ultimate cost of all claims that have been incurred and then subtracting reported losses and loss expenses. Reported losses include cumulative paid losses and loss expenses plus case reserves. Therefore, the IBNR also includes provision for expected development on reported claims.

The Company’s actuarial analysis of the historical data provides the factors the Company uses in its actuarial analysis in estimating its loss and LAE reserves. These factors are measures over time of claims reported, average case incurred amounts, case development, severity and payment patterns. However, these factors cannot be directly used as they do not take into consideration changes in business mix, claims management, regulatory issues, and other subjective factors. The Company uses multiple actuarial methods in determining its estimates of the ultimate unpaid claim liabilities. Each of these methods require judgment and assumptions. The methods can include, but are not limited to:

●	Paid Development Method — uses historical, cumulative paid losses by accident year and develops those actual losses to estimated ultimate losses based upon the assumption that each accident year will develop to estimated ultimate cost in a manner that is analogous to prior years.
●	Paid Bornhuetter-Ferguson Method — a combination of the Paid Development Method and the Expected Loss Method, the Paid Bornhuetter-Ferguson Method estimates ultimate losses by adding actual paid losses and projected future unpaid losses. The amounts produced are then added to cumulative paid losses to produce the final estimates of ultimate incurred losses.
●	Incurred Development Method — uses historical, cumulative incurred losses by accident year and develops those actual losses to estimated ultimate losses based upon the assumption that each accident year will develop to estimated ultimate cost in a manner that is analogous to prior years.
●	Incurred Bornhuetter — Ferguson Method — a combination of the Incurred Development Method and the Expected Loss Method, the Incurred Bornhuetter-Ferguson Method estimates ultimate losses by adding actual incurred losses and projected future unreported losses. The amounts produced are then added to cumulative incurred losses to produce an estimate of ultimate incurred losses.
●	Expected Loss Method — utilizes an expected ultimate loss ratio based on historical experience adjusted for trends multiplied by earned premium to project ultimate losses.

For each method, losses are projected to the ultimate amount to be paid. The Company then analyzes the results and may emphasize or de-emphasize some or all of the outcomes to reflect actuarial judgment regarding their reasonableness in relation to supplementary information and operational and industry changes. These outcomes are then aggregated to produce a single selected point estimate that is the basis for the actuary’s point estimate for loss reserves.

Contingent liabilities

Contingent liabilities

The Company accounts for its contingent liabilities in accordance with Accounting Standards Codification (ASC) Topic 450, "Contingencies". A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Preferred stock warrant liability

Preferred stock warrant liability

The Company classified warrants for the purchase of shares of its convertible preferred stock (see Notes 6 and 14) as a liability on its consolidated balance sheets as these warrants were freestanding financial instruments which underlying shares are contingently redeemable (upon a certain liquidation events) and, therefore, may obligate the Company to transfer assets at some point in the future. The warrant liability, which consists of warrants for the purchase of Series A convertible preferred stock, was initially recorded at fair value upon the date of issuance and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liability are recognized as a component of general and administrative expenses in the consolidated statements of operations and comprehensive loss. Changes in the fair value of the warrants comprising the preferred stock warrant liability were recognized until each respective warrant was exercised (see Notes 6 and 14).

Comprehensive loss		Comprehensive loss Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders.
Employee related obligations

Employee related obligations

During 2019, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code for employees based in the United States. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Company contributions to the plan may be made at the discretion of the Company’s board of directors. The matching contributions made by the Company amounted to $0.5 million, $0.3 million and $0.0 million for the years ended December 31, 2020, 2019 and 2018.

Revenue

Revenue

Premium is earned on a pro-rata basis over the term of the related insurance coverage. Unearned premium and prepaid reinsurance premium represent the portion of gross premium written and ceded premium written, respectively, related to the unexpired terms of related policies. Premium ceded to third party reinsurers is reported as a reduction of earned premium.

A premium deficiency is recognized if the sum of expected loss and loss adjustment expense, unamortized acquisition costs, and policy maintenance costs exceeds the remaining unearned premium. A premium deficiency would first be recognized by charging any unamortized acquisition costs to expense to the extent required to eliminate the deficiency. If the premium deficiency were greater than unamortized acquisition costs, a liability would be accrued for the excess deficiency. The Company does not consider anticipated investment income when determining if a premium deficiency exists. There was no premium deficiency as of December 31, 2020 and 2019.

Net investment income represents interest earned from fixed maturity securities, short term securities and other investments, and gains or losses from sale of investments. Investment income is recorded as earned. Investment income consists primarily of interest income which is recognized on an accrual basis. Net investment income represents investment income, net of expenses.

Commission income consists of commissions earned on policies written on behalf of third-party insurance companies where the Company has no exposure to the insured risk. Such commission is recognized on the effective date of the associated policy.

Other income consists of fees collected from policyholders relating to installment premiums, and are recognized at the time each policy installment is billed.

Other insurance expense

Other insurance expense

Other insurance expense consists of the amortization of deferred acquisition costs and merchant processing fees. Other insurance expense also includes employee compensation, including stock-based compensation and benefits, of the Company’s underwriting teams, as well as allocated occupancy costs and related overhead based on headcount.

Sales and marketing

Sales and marketing

Sales and marketing includes third-party marketing, advertising, branding, public relations and sales expenses. Sales and marketing also includes associated employee compensation, including stock-based compensation and benefits, as well as allocated occupancy costs and related overhead based on headcount. Sales and marketing costs are expensed as incurred. Advertising expenses totaled $58.3 million, $76.0 million and $36.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Technology development

Technology development

Technology development consists of employee compensation, including stock-based compensation and benefits, and expenses related to vendors engaged in product management, design, development and testing of the Company’s websites and products. Technology development also includes allocated occupancy costs and related overhead based on headcount. Technology development costs are expensed as incurred, except for costs that are capitalized related to internal-use software development projects which are subsequently depreciated over the expected useful life of the developed software.

General and administrative

General and administrative

General and administrative includes employee compensation, including stock-based compensation and benefits for executive, finance, accounting, legal, business operations and other administrative personnel. In addition, general and administrative includes outside legal, tax and accounting services, insurance, and allocated occupancy costs and related overhead based on headcount.

Accounting for stock-based compensation

Accounting for stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, "Compensation — Stock Compensation." Stock options are mainly awarded to employees and members of the Company’s board of directors and measured at fair value at each grant date. The Company calculates the fair value of share options on the date of grant using the Black-Scholes option-pricing model and the expense is recognized over the requisite service period for awards expected to vest using the straight-line method. The requisite service period for share options is generally four years. The Company recognizes forfeitures as they occur.

The Black-Scholes option-pricing model requires the Company to make a number of assumptions, including the value of the Company’s common stock, expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value option awards upon each grant of stock options. Expected volatility was calculated based on the implied volatilities from market comparisons of certain publicly traded companies and other factors. The expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate was based on the U.S. treasury bond yield with an equivalent term. The Company has not paid dividends and has no foreseeable plans to pay dividends.

The fair value of common stock underlying the options was historically determined by the Company’s board of directors, with input from management, and considered third-party valuations of the Company’s common stock. Because there was no public market for the Company’s common stock, the board of directors determined its fair value at the time of grant of the option by considering a number of objective and subjective factors, including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, among other factors. The Company’s board of directors determined the fair value of common stock based on valuations performed using the Option Pricing Method ("OPM") and the Probability Weighted Expected Return Method ("PWERM") subject to relevant facts and circumstances for the year ended December 31, 2019.

Foreign currency

Foreign currency

Financial statement accounts expressed in foreign currencies are translated into U.S. dollars. Functional currency assets and liabilities are translated into U.S. dollars generally using rates of exchange prevailing at the balance sheet date of each respective subsidiary and the related translation adjustments are recorded as a separate component of Accumulated other comprehensive income, net of any related taxes.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more-likely-than-not to be realized. As of December 31, 2020 and 2019, sufficient doubt existed over the Company’s ability to generate sufficient taxable income to realize its deferred income tax assets, and accordingly, the Company has provided a full valuation allowance against its deferred tax assets.

ASC 740, "Income Taxes" ("ASC 740") clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company reviews all of its tax positions and makes a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company did not have any uncertain tax positions for the years ended December 31, 2020 and 2019.

The Company classifies all interest and penalties related to uncertain tax positions as income tax expense. The Company did not incur any interest and penalties related to uncertain tax positions during the years ended December 31, 2020 and 2019. The Company did not record any liabilities for tax-related interest and penalties on its consolidated balance sheets as of December 31, 2020 and 2019.

Net loss per share

Net loss per share

The Company follows the two-class method when computing net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares. For purpose of this calculation, outstanding stock options, convertible preferred stock and warrants to purchase shares of convertible preferred stock are considered potential dilutive common shares.

The Company’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, such losses are not allocated to such participating securities.

In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2020, 2019 and 2018.

Recent accounting pronouncements

Recent accounting pronouncements

The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

ASU 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes, simplifies the various aspects related to accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and clarifies and amends the existing guidance to improve consistent application. The adoption of ASU 2019-12 beginning January 1, 2021 did not have a material impact on our condensed consolidated financial statement and related disclosures.

In February 2016, the FASB issued Leases (Topic 842) (“ASU 2016-02”), whereby a lessee will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. ASU 2016-02 is effective for the Company’s annual periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The adoption of the new standard is expected to result in the recognition of additional lease liabilities and right-of-use assets as of January 1, 2022. The Company is evaluating the potential impact of this pronouncement.

In June 2016, the FASB issued Financial Instruments — Credit Losses, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 will change the way entities recognize impairment of financial assets by requiring immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets, including, among others, held-to-maturity debt securities, premium receivables, and reinsurance recoverable. The valuation allowance is a measurement of expected losses that is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This methodology is referred to as the current expected credit loss model. ASU 2016-13 requires a valuation allowance to be calculated on these financial assets, as well as available for sale securities, and that they be presented on the financial statements net of the valuation allowance. ASU 2016-13 is effective for the Company’s annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of ASU 2016-13 on its financial condition and results of operations, with a primary focus on its reinsurance recoverable.

Recent accounting pronouncements

The Company currently qualifies as an "emerging growth company" under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

Recently adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 ("ASU 2014-09") "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)" and requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. This standard established the core principle of recognizing revenue to depict the transfer of promised goods and services and defines a five-step process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligations. Although the standard and all related amendments supersede nearly all existing revenue recognition guidance under GAAP, the guidance does not amend the accounting for insurance contracts recognized in accordance with ASC Topic 944, Financial Services — Insurance ("ASC 944"). The Company adopted the standard and all related amendments using the modified retrospective method, effective January 1, 2019. The Company’s primary sources of revenue are recognized in accordance with ASC 944 as such, revenue within the scope of the new standard primarily includes commission revenue. There was no material changes in the timing or measurement of revenues based upon the guidance. As a result, there was no cumulative effect on retained earnings.

In January 2016, the FASB issued Financial Instruments — Overall, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"). ASU 2016-01 affected the recognition, measurement, presentation, and disclosure of financial instruments. The guidance required equity investments to be measured at fair value with changes in fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee) and an assessment of a valuation allowance on deferred tax assets related to unrealized losses of available-for-sale debt securities in combination with other deferred tax assets. The Company adopted the standard and all related amendments prospectively, effective January 1, 2019. The adoption of ASU 2016-01 did not have a material impact on the financial condition and results of operations of the Company.

In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash" ("ASU 2016-18"), which requires restricted cash to be presented with cash and cash equivalents on the consolidated statements of cash flows and disclosure of how the consolidated statements of cash flows reconciles to the balance sheet if restricted cash is shown separately from cash and cash equivalents on the balance sheet. The Company adopted ASU 2016-18 as of January 1, 2019. Restricted cash is now included as a component of cash, cash equivalents and restricted cash on the Company’s consolidated statements of cash flows. Upon the adoption of ASU 2016-18, the amount of cash and cash equivalents previously presented on the consolidated statements of cash flows reflects the inclusion of restricted cash in the amount reported for changes in cash, cash equivalents and restricted cash. Additionally, as a result of the adoption, transfers between restricted and unrestricted cash are no longer presented as a component of the Company’s investing activities.

In June 2018, the FASB issued ASU 2018-07 "Compensation — Stock Compensation (Topic 718); Improvements to Nonemployee Share-Based Payment Accounting". ASU 2018-07 simplifies the accounting for share-based payments made to nonemployees so the accounting for such payments is substantially the same as those made to employees. Under this ASU, share-based awards to nonemployees will be measured at fair value on the grant date of the awards, entities will need to assess the probability of satisfying performance conditions if any are present, and awards will continue to be classified according to ASC 718 upon vesting, which eliminates the need to reassess classification upon vesting, consistent with awards granted to employees. The Company adopted ASU 2018-07 on January 1, 2019, which had no impact on the consolidated financial statements as all share-based awards granted to nonemployees prior to adoption were fully vested.

Recently issued accounting pronouncements

In February 2016, the FASB issued Leases (Topic 842) ("ASU 2016-02"), whereby lessee’s will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In November 2019, the FASB issued Accounting Standards Update 2019-10-Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”). The ASU provides a framework to stagger effective dates for future major accounting standards and amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 changed the effective date for ASU 2016-02 which now effective for annual periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The adoption of the new standard is expected to result in the recognition of additional lease liabilities and right-of-use assets as of January 1, 2022. The Company is currently evaluating the potential impact of ASU 2016-02 on its financial condition and results of operations.

In June 2016, the FASB issued Financial Instruments — Credit Losses, Measurement of Credit Losses on Financial Instruments ("ASU 2016-13"). ASU 2016-13 will change the way entities recognize impairment of financial assets by requiring immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets, including, among others, held-to-maturity debt securities, premium receivables, and reinsurance recoverable. The valuation allowance is a measurement of expected losses that is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This methodology is referred to as the current expected credit loss model. ASU 2016-13 requires a valuation allowance to be calculated on these financial assets, as well as available for sale securities, and that they be presented on the financial statements net of the valuation allowance. In November 2019, the FASB issued Accounting Standards Update 2019-10-Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. The ASU provides a framework to stagger effective dates for future major accounting standards and amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 changed the effective dates for ASU 2016-13 which is now effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the potential impact of ASU 2016-13 on its financial condition and results of operations.

Reclassification	Reclassification Certain accounts in the prior period financial statements were reclassified to conform with the current period presentation.	Reclassification Certain accounts in the prior year financial statements were reclassified to conform with the current year presentation.